American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
May 31, 2022

Avantis Emerging Markets Value ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Brazil — 7.0%
Aliansce Sonae Shopping Centers SA	9,500	38,379
Alpargatas SA, Preference Shares	12,000	55,448
Auren Energia SA	772	2,258
Banco ABC Brasil SA, Preference Shares	8,700	29,729
Banco BMG SA, Preference Shares	400	230
Banco Bradesco SA	71,480	251,775
Banco Bradesco SA, ADR	249,370	1,059,822
Banco do Brasil SA	47,000	361,459
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,700	33,861
Banco Santander Brasil SA, ADR(1)	12,248	87,083
BR Malls Participacoes SA	58,700	104,245
BR Properties SA	14,800	27,280
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,200	28,580
Braskem SA, ADR	9,372	177,131
C&A MODAS SA(2)	8,800	5,722
Camil Alimentos SA	11,700	23,363
CCR SA	50,600	140,646
Cia Brasileira de Distribuicao, ADR(1)	15,766	68,109
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	2,000	23,053
Cia Siderurgica Nacional SA, ADR(1)	63,523	287,124
Construtora Tenda SA(2)	8,300	8,767
Cury Construtora e Incorporadora SA	7,200	10,044
Cyrela Brazil Realty SA Empreendimentos e Participacoes	13,600	39,176
Desktop - Sigmanet Comunicacao Multimidia S.A	3,000	5,820
Dexco SA	20,040	47,269
EcoRodovias Infraestrutura e Logistica SA(2)	23,200	35,831
Embraer SA, ADR(2)	15,084	161,550
Enauta Participacoes SA	9,800	48,376
Engie Brasil Energia SA	10,200	93,833
Eternit SA	7,800	20,942
Even Construtora e Incorporadora SA	6,600	7,207
Gafisa SA(2)	22,900	7,035
Gerdau SA, ADR	59,365	362,126
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	294	550
Infracommerce CXAAS SA(2)	4,400	4,675
Itau Unibanco Holding SA, ADR	172,087	943,037
JBS SA	1,300	9,762
JHSF Participacoes SA	19,500	28,721
Kepler Weber SA	3,000	13,003
Klabin SA	44,500	208,523
Localiza Rent a Car SA	14,300	172,531
LOG Commercial Properties e Participacoes SA	4,200	20,299
Log-in Logistica Intermodal SA(2)	3,700	26,408
LPS Brasil Consultoria de Imoveis SA	9,300	5,968
Marcopolo SA, Preference Shares	18,300	11,090
Marfrig Global Foods SA	24,300	79,763
Minerva SA	10,700	31,903
Movida Participacoes SA	14,000	52,965

MRV Engenharia e Participacoes SA	600	1,218
Petro Rio SA(2)	67,100	392,360
Petroleo Brasileiro SA, ADR	23,566	327,096
Petroleo Brasileiro SA, ADR Preference Shares	30,323	381,160
Petroreconcavo SA	3,200	19,035
Randon SA Implementos e Participacoes, Preference Shares	14,200	30,297
Sao Martinho SA	7,300	77,385
Sendas Distribuidora SA, ADR(1)	11,158	184,330
Ser Educacional SA	4,300	7,283
Sul America SA	14,900	84,179
Suzano SA, ADR	44,596	498,137
SYN prop e tech SA	11,300	11,960
Taurus Armas SA, Preference Shares	6,900	29,081
TIM SA, ADR	18,132	270,529
Tupy SA	3,700	17,852
Unipar Carbocloro SA, Class B Preference Shares	5,500	117,093
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	31,700	73,304
Vale SA, ADR	34,434	621,534
		8,406,304
Chile — 0.6%
Banco de Chile	583,267	59,861
Banco de Credito e Inversiones SA	651	24,014
Banco Santander Chile, ADR	4,455	88,610
CAP SA	5,932	75,024
Cencosud SA	63,224	98,705
Colbun SA	355,739	26,991
Embotelladora Andina SA, Class B Preference Shares	23,280	45,897
Empresa Nacional de Telecomunicaciones SA	10,496	38,901
Empresas CMPC SA	52,032	88,370
Empresas COPEC SA	13,368	105,811
Itau CorpBanca Chile SA	17,011,041	42,727
Parque Arauco SA	26,153	25,336
Vina Concha y Toro SA	6,255	9,869
		730,116
China — 27.2%
360 DigiTech, Inc., ADR	4,329	68,095
A-Living Smart City Services Co. Ltd.	33,750	53,807
AAC Technologies Holdings, Inc.	52,000	113,099
Agile Group Holdings Ltd.(1)	76,000	32,222
AKM Industrial Co. Ltd.	60,000	13,783
Aluminum Corp. of China Ltd., H Shares(2)	426,000	189,932
Anhui Conch Cement Co. Ltd., H Shares	115,000	582,483
Anhui Expressway Co. Ltd., H Shares	30,000	25,888
Anton Oilfield Services Group(2)	34,000	1,976
Asia Cement China Holdings Corp.	21,000	12,904
Autohome, Inc., ADR	7,532	273,713
Bank of Communications Co. Ltd., H Shares	870,000	592,528
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(2)	2,750	3,012
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	14,000	18,401
BOC Aviation Ltd.	40,300	332,395
BOE Varitronix Ltd.	54,000	65,463
Bosideng International Holdings Ltd.(1)	200,000	106,432
Canadian Solar, Inc.(2)	3,044	97,591
Canvest Environmental Protection Group Co. Ltd.	40,000	19,801

CGN Mining Co. Ltd.(1)	305,000	31,424
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(2)	8,700	10,853
China BlueChemical Ltd., H Shares	176,000	61,914
China Bohai Bank Co. Ltd., H Shares(1)	179,000	29,616
China Cinda Asset Management Co. Ltd., H Shares	727,000	123,211
China CITIC Bank Corp. Ltd., H Shares	733,000	354,788
China Coal Energy Co. Ltd., H Shares	213,000	194,920
China Communications Services Corp. Ltd., H Shares	380,000	177,949
China Datang Corp. Renewable Power Co. Ltd., H Shares	289,000	100,484
China East Education Holdings Ltd.	67,500	31,831
China Education Group Holdings Ltd.	59,000	40,740
China Everbright Bank Co. Ltd., H Shares	208,000	68,314
China Everbright Environment Group Ltd.	627,000	376,930
China Everbright Greentech Ltd.(1)	39,000	10,430
China Everbright Ltd.	96,000	87,958
China Feihe Ltd.	387,000	390,591
China Foods Ltd.	68,000	23,568
China Galaxy Securities Co. Ltd., H Shares	314,000	173,102
China Glass Holdings Ltd.	112,000	20,651
China Hanking Holdings Ltd.	11,000	1,891
China High Speed Transmission Equipment Group Co. Ltd.(2)	62,000	35,467
China Hongqiao Group Ltd.(1)	353,000	437,516
China International Capital Corp. Ltd., H Shares	156,000	297,039
China Kepei Education Group Ltd.	30,000	6,246
China Lesso Group Holdings Ltd.	117,000	150,227
China Longyuan Power Group Corp. Ltd., H Shares	310,000	660,119
China Medical System Holdings Ltd.	157,000	231,994
China Mengniu Dairy Co. Ltd.(2)	18,000	92,160
China Minsheng Banking Corp. Ltd., H Shares(1)	359,500	139,235
China Modern Dairy Holdings Ltd.(1)	196,000	28,182
China Molybdenum Co. Ltd., H Shares	309,000	151,196
China National Building Material Co. Ltd., H Shares	592,000	746,733
China New Higher Education Group Ltd.	27,000	8,412
China Nuclear Energy Technology Corp. Ltd.(2)	40,000	3,911
China Pacific Insurance Group Co. Ltd., H Shares	156,200	364,409
China Petroleum & Chemical Corp., ADR	2,215	116,177
China Railway Group Ltd., H Shares	57,000	39,396
China Renaissance Holdings Ltd.(2)	20,200	25,184
China Resources Cement Holdings Ltd.	332,000	262,432
China Resources Land Ltd.	236,000	1,050,369
China Resources Power Holdings Co. Ltd.	254,000	522,354
China Risun Group Ltd.(1)	166,000	82,078
China Sanjiang Fine Chemicals Co. Ltd.	16,000	2,895
China Shenhua Energy Co. Ltd., H Shares	187,000	624,509
China Shineway Pharmaceutical Group Ltd.	7,000	5,265
China Shuifa Singyes Energy Holdings Ltd.	70,000	11,781
China Sunshine Paper Holdings Co. Ltd.(2)	108,000	31,077
China Suntien Green Energy Corp. Ltd., H Shares	136,000	79,241
China Taiping Insurance Holdings Co. Ltd.	250,600	287,779
China Tower Corp. Ltd., H Shares	4,412,000	516,951
China Vanke Co. Ltd., H Shares	23,000	50,820
China XLX Fertiliser Ltd.	96,000	79,357
China Yongda Automobiles Services Holdings Ltd.	142,000	146,788
China Youran Dairy Group Ltd.(2)	88,000	35,208
China Yuhua Education Corp. Ltd.	182,000	26,002

China ZhengTong Auto Services Holdings Ltd.(2)	8,000	571
Chongqing Rural Commercial Bank Co. Ltd., H Shares	93,000	33,290
CIMC Enric Holdings Ltd.(1)	66,000	69,284
CITIC Ltd.	589,000	660,567
CITIC Resources Holdings Ltd.(2)	420,000	30,546
CITIC Securities Co. Ltd., H Shares	232,100	502,346
COFCO Joycome Foods Ltd.(1)(2)	475,000	193,975
Cogobuy Group(1)(2)	43,000	12,151
COSCO SHIPPING Holdings Co. Ltd., Class H(1)(2)	365,000	645,835
Country Garden Holdings Co. Ltd.(1)	306,000	191,329
CSPC Pharmaceutical Group Ltd.	940,000	1,004,366
Dali Foods Group Co. Ltd.	244,500	123,138
Daqo New Energy Corp., ADR(2)	8,433	412,374
Differ Group Holding Co. Ltd.(1)(2)	300,000	81,073
Dogness International Corp., Class A(2)	4,479	17,916
Dongfeng Motor Group Co. Ltd., Class H	148,000	116,231
Dongyue Group Ltd.	120,000	152,273
E-House China Enterprise Holdings Ltd.	150,600	13,223
Ebang International Holdings, Inc., A Shares(2)	2,100	1,680
Edvantage Group Holdings Ltd.	18,000	5,369
EVA Precision Industrial Holdings Ltd.(1)	172,000	31,936
Fanhua, Inc., ADR(1)	3,523	18,073
FinVolution Group, ADR	7,600	31,996
First Tractor Co. Ltd., H Shares(1)	32,000	15,582
Fu Shou Yuan International Group Ltd.	108,000	75,208
Fuyao Glass Industry Group Co. Ltd., H Shares	9,200	44,498
Geely Automobile Holdings Ltd.	363,000	692,846
GF Securities Co. Ltd., H Shares	87,600	115,715
Grand Pharmaceutical Group Ltd.	119,000	65,165
Great Wall Motor Co. Ltd., H Shares	20,500	36,845
Greentown Management Holdings Co. Ltd.	34,000	24,649
GreenTree Hospitality Group Ltd., ADR	349	1,497
Guangzhou R&F Properties Co. Ltd., H Shares(1)	180,800	64,113
Haier Smart Home Co. Ltd., H Shares	38,600	137,236
Hainan Meilan International Airport Co. Ltd., H Shares(2)	26,000	52,628
Haitian International Holdings Ltd.	55,000	141,083
Haitong Securities Co. Ltd., H Shares	242,000	171,389
Harbin Electric Co. Ltd., H Shares	72,000	20,129
Hello Group, Inc., ADR	18,768	114,109
Henan Jinma Energy Co. Ltd., H Shares	4,000	1,836
Hengan International Group Co. Ltd.	97,000	480,289
Hisense Home Appliances Group Co. Ltd., H Shares	28,000	29,119
Hollysys Automation Technologies Ltd.	979	14,920
Hope Education Group Co. Ltd.	362,000	21,877
Huatai Securities Co. Ltd., H Shares	184,200	257,802
Huazhong In-Vehicle Holdings Co. Ltd.(1)	78,000	25,838
Huijing Holdings Co. Ltd.	114,000	27,605
Inke Ltd.(2)	162,000	26,295
Jiangsu Expressway Co. Ltd., H Shares	84,000	86,694
Jiangxi Copper Co. Ltd., H Shares	178,000	288,071
Jinchuan Group International Resources Co. Ltd.(1)	453,000	48,350
Jinxin Fertility Group Ltd.(2)	84,500	66,292
Jiumaojiu International Holdings Ltd.	32,000	75,006
JNBY Design Ltd.	12,000	13,187
JOYY, Inc., ADR	8,897	377,144

Kaisa Prosperity Holdings Ltd.(2)	1,000	562
Kingboard Holdings Ltd.	80,000	382,752
Kingboard Laminates Holdings Ltd.	63,500	106,503
Lee & Man Paper Manufacturing Ltd.(1)	54,000	26,221
LexinFintech Holdings Ltd., ADR(2)	12,079	24,400
Li Auto, Inc., ADR(2)	4,538	113,768
Longfor Group Holdings Ltd.	161,500	803,657
Lonking Holdings Ltd.	276,000	72,004
Luoyang Glass Co. Ltd., H Shares(1)(2)	30,000	46,559
Maoyan Entertainment(1)(2)	25,400	20,177
Meitu, Inc.(1)(2)	298,500	35,759
Midea Real Estate Holding Ltd.	34,600	54,683
Minth Group Ltd.	38,000	98,400
MMG Ltd.(2)	344,000	145,777
NetDragon Websoft Holdings Ltd.	38,000	76,357
NetEase, Inc., ADR	9,943	1,031,387
New China Life Insurance Co. Ltd., H Shares	75,100	196,495
New Oriental Education & Technology Group, Inc., ADR(2)	6,987	91,250
Nexteer Automotive Group Ltd.	84,000	54,239
Nine Dragons Paper Holdings Ltd.	96,000	86,173
NiSun International Enterprise Development Group Co. Ltd.(2)	693	519
Noah Holdings Ltd., ADR(2)	3,387	62,185
People's Insurance Co. Group of China Ltd., H Shares	246,000	77,391
Perennial Energy Holdings Ltd.(1)	50,000	9,942
PICC Property & Casualty Co. Ltd., H Shares	610,000	590,698
Poly Property Group Co. Ltd.	97,000	23,224
Poly Property Services Co. Ltd.(1)	3,800	24,942
Postal Savings Bank of China Co. Ltd., H Shares	74,000	54,962
Powerlong Commercial Management Holdings Ltd.	20,000	15,863
Q Technology Group Co. Ltd.(2)	43,000	29,675
Qudian, Inc., ADR(2)	4,995	4,227
Redsun Properties Group Ltd.(1)	60,000	18,424
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	5,032
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	114,000	126,466
Shanghai Industrial Holdings Ltd.	64,000	96,157
Shenzhen International Holdings Ltd.	163,500	157,437
Shimao Services Holdings Ltd.(1)(2)	68,000	36,395
Shougang Fushan Resources Group Ltd.	210,000	90,768
Shui On Land Ltd.	542,500	76,699
Sino Biopharmaceutical Ltd.	1,142,000	640,251
Sino-Ocean Group Holding Ltd.	370,000	65,507
Sinopec Engineering Group Co. Ltd., H Shares	97,500	49,765
South Manganese Investment Ltd.(1)(2)	236,000	27,342
SSY Group Ltd.	182,000	82,479
Sun King Technology Group Ltd.(1)	106,000	32,043
Tiangong International Co. Ltd.(1)	186,000	61,537
Tingyi Cayman Islands Holding Corp.	258,000	456,092
Tong Ren Tang Technologies Co. Ltd., H Shares	19,000	14,223
Tongcheng Travel Holdings Ltd.(2)	52,000	99,696
Tongda Group Holdings Ltd.(2)	190,000	3,389
Topsports International Holdings Ltd.	144,000	106,429
Truly International Holdings Ltd.(1)	334,000	95,902
Tsingtao Brewery Co. Ltd., H Shares	20,000	172,483
Uni-President China Holdings Ltd.	194,000	156,387
Vinda International Holdings Ltd.(1)	2,000	5,005

Vipshop Holdings Ltd., ADR(2)	36,402	338,539
VNET Group, Inc., ADR(2)	1,930	10,905
Want Want China Holdings Ltd.	629,000	625,955
Wasion Holdings Ltd.	72,000	23,938
Weibo Corp., ADR(2)	2,460	54,120
West China Cement Ltd.	416,000	63,091
Wuling Motors Holdings Ltd.(1)	170,000	27,274
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	75,000	34,399
Xinchen China Power Holdings Ltd.(2)	45,000	2,812
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	31,000	21,221
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(2)	46,000	7,762
Xinte Energy Co. Ltd., H Shares	38,800	91,075
Xinyi Solar Holdings Ltd.	240,000	426,000
XTEP International Holdings Ltd.	136,000	195,959
Yadea Group Holdings Ltd.	98,000	159,101
Yankuang Energy Group Co. Ltd., H Shares(1)	222,000	729,287
Yuexiu Property Co. Ltd.	78,000	84,711
Yuexiu Transport Infrastructure Ltd.	138,000	85,425
Yum China Holdings, Inc.	19,710	896,017
Zengame Technology Holding Ltd.	104,000	20,316
Zhaojin Mining Industry Co. Ltd., H Shares	228,000	197,177
Zhejiang Expressway Co. Ltd., H Shares	190,000	167,687
Zhongsheng Group Holdings Ltd.	65,000	460,973
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	113,500	59,779
Zijin Mining Group Co. Ltd., H Shares	488,000	659,141
		32,705,081
Greece — 0.4%
Aegean Airlines SA(2)	2,605	14,190
Alpha Services and Holdings SA(2)	19,084	20,223
Eurobank Ergasias Services and Holdings SA, Class A(2)	75,184	84,121
Hellenic Petroleum Holdings SA	3,094	22,099
JUMBO SA	5,506	91,515
Motor Oil Hellas Corinth Refineries SA	3,430	60,319
Mytilineos SA	1,330	23,709
National Bank of Greece SA(2)	25,056	95,390
Piraeus Financial Holdings SA(2)	5,753	7,286
Titan Cement International SA(2)	1,454	19,304
Viohalco SA	4,626	19,572
		457,728
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	13,976	100,275
OTP Bank Nyrt	3,471	82,687
		182,962
India — 14.9%
ACC Ltd.	5,757	162,182
Aditya Birla Capital Ltd.(2)	32,637	42,163
AGI Greenpac Ltd.	4,780	14,035
Alembic Pharmaceuticals Ltd.	6,262	58,906
Allcargo Logistics Ltd.	9,396	38,518
Amara Raja Batteries Ltd.	9,793	63,164
Ambika Cotton Mills Ltd.	311	7,225
Andhra Sugars Ltd.	4,689	8,219
Apar Industries Ltd.	1,441	13,417
APL Apollo Tubes Ltd.(2)	7,577	91,068
Apollo Hospitals Enterprise Ltd.	7,153	365,168

Apollo Tyres Ltd.	23,641	66,149
Aptech Ltd.	1,562	4,572
Arvind Ltd.(2)	11,995	15,360
Ashoka Buildcon Ltd.(2)	7,902	8,323
Aster DM Healthcare Ltd.(2)	9,036	23,154
Aurobindo Pharma Ltd.	11,511	78,558
Avadh Sugar & Energy Ltd.	1,300	10,307
Avanti Feeds Ltd.	3,159	17,374
Bajaj Consumer Care Ltd.	11,479	20,124
Bajaj Hindusthan Sugar Ltd.(2)	90,255	16,240
Balrampur Chini Mills Ltd.	15,901	82,469
Bandhan Bank Ltd.	37,768	157,365
Bayer CropScience Ltd.	650	45,176
Bhansali Engineering Polymers Ltd.	2,536	3,726
Bharat Electronics Ltd.	96,172	289,943
Bharat Petroleum Corp. Ltd.	35,416	148,406
Birla Corp. Ltd.	1,882	23,519
Birlasoft Ltd.	7,836	37,202
Bombay Burmah Trading Co.	1,001	12,792
Brigade Enterprises Ltd.	11,926	70,940
Brightcom Group Ltd.	43,823	36,088
Butterfly Gandhimathi Appliances Ltd.	840	15,211
Can Fin Homes Ltd.	4,547	28,120
Canara Bank(2)	23,689	61,971
Caplin Point Laboratories Ltd.	1,154	11,011
Castrol India Ltd.	25,250	35,280
CCL Products India Ltd.	7,880	35,759
Ceat Ltd.	1,017	13,227
Century Enka Ltd.	2,034	12,885
Cera Sanitaryware Ltd.	283	15,279
Chambal Fertilisers and Chemicals Ltd.	20,837	97,215
Chennai Petroleum Corp. Ltd.(2)	5,140	18,499
Cipla Ltd.	12,189	155,599
City Union Bank Ltd.	33,813	60,726
Coal India Ltd.	93,484	232,431
Cochin Shipyard Ltd.	4,351	18,068
Coromandel International Ltd.	11,165	135,459
Cosmo Films Ltd.	1,450	31,424
CreditAccess Grameen Ltd.(2)	6,079	83,276
Dalmia Bharat Ltd.	3,919	68,285
Dalmia Bharat Sugar & Industries Ltd.	1,821	8,946
DCB Bank Ltd.(2)	12,132	12,950
DCM Shriram Ltd.	5,890	75,072
Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,499	70,548
Deepak Nitrite Ltd.	4,832	123,734
Dhampur Bio Organics Ltd.(2)	1,877	633
Dhampur Sugar Mills Ltd.	1,877	5,960
Dish TV India Ltd.(2)	67,412	11,343
Dr Reddy's Laboratories Ltd., ADR	3,051	168,873
Eicher Motors Ltd.	6,191	220,659
EID Parry India Ltd.	8,611	61,457
Elecon Engineering Co. Ltd.	7,188	18,162
Emami Ltd.	17,089	91,346
Engineers India Ltd.	31,749	25,434
EPL Ltd.	7,795	16,425

Equitas Holdings Ltd.(2)	11,956	14,285
Escorts Ltd.	5,261	110,392
Ester Industries Ltd.	4,313	7,534
Eveready Industries India Ltd.(2)	3,482	14,073
Everest Industries Ltd.	1,179	8,588
Excel Industries Ltd.	459	7,611
Exide Industries Ltd.	29,700	55,878
Federal Bank Ltd.	126,282	143,915
Filatex India Ltd.	3,577	5,161
Finolex Industries Ltd.	20,683	41,536
Future Consumer Ltd.(2)	106,536	2,789
Galaxy Surfactants Ltd.	518	19,152
Garden Reach Shipbuilders & Engineers Ltd.	4,895	16,303
GHCL Ltd.	7,846	64,955
Glenmark Pharmaceuticals Ltd.	11,707	59,053
Globus Spirits Ltd.	932	12,214
Godawari Power and Ispat Ltd.	6,540	24,901
Granules India Ltd.	14,599	50,554
Graphite India Ltd.	5,696	32,379
Grasim Industries Ltd.	15,877	290,389
Great Eastern Shipping Co. Ltd.	13,363	68,081
Greaves Cotton Ltd.	10,870	21,441
Greenpanel Industries Ltd.	5,555	34,828
Greenply Industries Ltd.	10,648	24,175
Gufic Biosciences Ltd.	5,829	16,968
Gujarat Alkalies & Chemicals Ltd.	1,811	18,596
Gujarat Ambuja Exports Ltd.	9,501	41,000
Gujarat Mineral Development Corp. Ltd.	5,151	10,283
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,604	90,269
Gujarat Pipavav Port Ltd.	31,211	32,210
Gujarat State Fertilizers & Chemicals Ltd.	23,349	49,892
Hathway Cable & Datacom Ltd.(2)	37,648	8,708
HBL Power Systems Ltd.	17,551	18,674
HCL Technologies Ltd.	46,978	626,480
HDFC Asset Management Co. Ltd.	2,510	61,023
HEG Ltd.	358	5,145
Hero MotoCorp Ltd.	6,808	241,695
HFCL Ltd.	66,004	53,238
HIL Ltd.	511	24,811
Himatsingka Seide Ltd.	4,246	6,429
Hindalco Industries Ltd.	110,894	603,027
Hinduja Global Solutions Ltd.	950	11,752
Hindustan Petroleum Corp. Ltd.	47,489	139,125
I G Petrochemicals Ltd.	1,051	8,387
IIFL Finance Ltd.	13,934	57,395
IIFL Securities Ltd.	8,473	8,476
India Cements Ltd.	17,803	38,568
India Glycols Ltd.	1,274	14,132
Indiabulls Housing Finance Ltd.(2)	20,046	30,267
Indiabulls Real Estate Ltd.(2)	15,634	15,003
Indian Bank	11,574	25,117
Indian Metals & Ferro Alloys Ltd.	1,190	4,607
Indian Oil Corp. Ltd.	101,196	151,008
Indus Towers Ltd.	32,025	82,719
Intellect Design Arena Ltd.(2)	5,380	46,412

IOL Chemicals and Pharmaceuticals Ltd.	972	4,457
ISGEC Heavy Engineering Ltd.	1,198	7,518
J Kumar Infraprojects Ltd.	6,591	20,655
Jaiprakash Power Ventures Ltd.(2)	285,099	25,147
Jammu & Kashmir Bank Ltd.(2)	25,685	9,850
Jamna Auto Industries Ltd.	7,499	10,612
JBM Auto Ltd.	1,877	10,282
Jindal Poly Films Ltd.	1,238	17,397
Jindal Saw Ltd.	10,436	11,624
Jindal Stainless Hisar Ltd.(2)	11,655	33,172
Jindal Stainless Ltd.(2)	21,756	31,338
Jindal Steel & Power Ltd.	32,413	157,488
JK Cement Ltd.	2,454	74,827
JK Lakshmi Cement Ltd.	3,438	19,605
JK Paper Ltd.	8,573	36,927
JK Tyre & Industries Ltd.	6,818	10,071
JM Financial Ltd.	46,248	38,922
JSW Steel Ltd.	49,766	352,588
Jubilant Pharmova Ltd.	4,145	20,492
Kalpataru Power Transmission Ltd.	4,836	22,402
Karnataka Bank Ltd.	11,225	9,684
Karur Vysya Bank Ltd.	23,275	13,372
Kaveri Seed Co. Ltd.	3,211	23,777
KEC International Ltd.	12,655	64,291
Kirloskar Ferrous Industries Ltd.	8,130	23,526
Kitex Garments Ltd.	2,080	6,492
KNR Constructions Ltd.	14,489	48,218
Kolte-Patil Developers Ltd.(2)	2,489	7,986
KPIT Technologies Ltd.	13,137	88,954
KPR Mill Ltd.	5,212	41,755
KRBL Ltd.	4,023	11,318
L&T Finance Holdings Ltd.(2)	56,321	54,730
Larsen & Toubro Ltd.	36,142	765,314
LG Balakrishnan & Bros Ltd.	1,108	8,377
LIC Housing Finance Ltd.	21,951	106,328
LT Foods Ltd.	11,320	11,698
LUX Industries Ltd.	271	6,974
Maharashtra Seamless Ltd.	2,931	20,780
Mahindra & Mahindra Ltd.	46,896	620,500
Mahindra Logistics Ltd.	1,585	9,400
Maithan Alloys Ltd.	648	8,266
Manali Petrochemicals Ltd.	13,942	17,855
Manappuram Finance Ltd.	39,472	48,367
Marksans Pharma Ltd.	6,924	4,160
Max Financial Services Ltd.(2)	7,099	72,187
Mazagon Dock Shipbuilders Ltd.	2,533	8,982
Meghmani Finechem Ltd.(2)	1,230	22,236
Meghmani Organics Ltd.	7,596	12,287
MOIL Ltd.	8,159	16,921
Motherson Sumi Wiring India Ltd.(2)	33,346	28,176
Motilal Oswal Financial Services Ltd.	3,345	33,966
MRF Ltd.	141	140,820
Mrs Bectors Food Specialities Ltd.	1,317	4,822
MSTC Ltd.	2,242	8,311
Muthoot Finance Ltd.	6,845	100,350

National Aluminium Co. Ltd.	69,427	86,020
National Fertilizers Ltd.(2)	11,767	7,863
Nava Bharat Ventures Ltd.	8,151	19,451
NBCC India Ltd.	85,191	36,582
NCC Ltd.	42,057	34,748
Neuland Laboratories Ltd.	654	9,018
NIIT Ltd.	6,404	37,780
Nippon Life India Asset Management Ltd.	4,629	16,862
NLC India Ltd.	23,997	23,164
NTPC Ltd.	251,258	503,995
Oil & Natural Gas Corp. Ltd.	157,547	307,247
Oil India Ltd.	15,344	47,118
Olectra Greentech Ltd.(2)	2,809	21,132
Orient Cement Ltd.	18,137	28,866
Orient Electric Ltd.	8,736	31,324
PCBL Ltd.	14,507	19,723
Petronet LNG Ltd.	61,967	180,952
PNB Housing Finance Ltd.(2)	6,311	26,178
PNC Infratech Ltd.	6,333	19,851
Polyplex Corp. Ltd.	1,660	50,316
Praj Industries Ltd.	7,772	34,081
Prince Pipes & Fittings Ltd.	2,142	17,362
Prism Johnson Ltd.(2)	6,637	9,186
Ramco Cements Ltd.(2)	8,468	75,881
Rashtriya Chemicals & Fertilizers Ltd.	21,021	25,800
Raymond Ltd.(2)	3,996	50,123
RBL Bank Ltd.(2)	18,154	26,075
REC Ltd.	54,267	83,156
Redington India Ltd.	39,092	65,209
Reliance Power Ltd.(2)	315,988	50,771
Rhi Magnesita India Ltd.	3,248	22,346
Rupa & Co. Ltd.	1,880	9,086
Samvardhana Motherson International Ltd.	33,346	55,771
Sanofi India Ltd.	743	65,443
Sarda Energy & Minerals Ltd.	1,500	17,481
Satia Industries Ltd.	7,648	11,627
Shankara Building Products Ltd.(2)	882	7,913
Sharda Cropchem Ltd.	3,884	35,708
Share India Securities Ltd.	1,267	19,101
Shipping Corp. of India Ltd.	12,981	19,656
Shree Cement Ltd.	307	87,039
Shriram City Union Finance Ltd.	1,365	30,178
Shriram Transport Finance Co. Ltd.	11,624	175,017
Siyaram Silk Mills Ltd.	1,138	7,581
Sobha Ltd.	3,521	24,818
Somany Home Innovation Ltd.	2,624	11,030
Sonata Software Ltd.	4,076	35,891
Southern Petrochemical Industries Corp. Ltd.(2)	13,120	9,592
State Bank of India, GDR	7,178	426,486
Sterling and Wilson Renewable(2)	3,352	14,119
Sterlite Technologies Ltd.	10,152	22,645
Strides Pharma Science Ltd.	1,933	8,228
Sudarshan Chemical Industries	3,760	22,047
Sun TV Network Ltd.	7,999	45,692
Sunflag Iron & Steel Co.(2)	6,209	7,464

Supreme Industries Ltd.	4,391	103,219
Supreme Petrochem Ltd.(2)	2,168	20,371
Surya Roshni Ltd.	1,022	5,344
Tamil Nadu Newsprint & Papers Ltd.	6,047	13,943
Tamilnadu Petroproducts Ltd.	8,337	10,063
Tanla Platforms Ltd.	3,889	66,132
Tata Chemicals Ltd.	12,586	152,877
Tata Metaliks Ltd.	1,355	12,661
Tata Motors Ltd., ADR(1)(2)	26,375	751,688
Tata Steel Long Products Ltd.	1,015	8,604
Tata Steel Ltd.	45,137	613,063
Tech Mahindra Ltd.	33,481	506,206
Thermax Ltd.	3,503	89,709
Thirumalai Chemicals Ltd.	8,400	26,318
Time Technoplast Ltd.	12,711	16,859
Tinplate Co. of India Ltd.	3,877	17,084
Transport Corp. of India Ltd.	1,955	18,457
Triveni Engineering & Industries Ltd.	9,853	36,950
Triveni Turbine Ltd.	7,053	15,365
Tube Investments of India Ltd.	4,947	100,042
TV Today Network Ltd.	1,420	4,912
TV18 Broadcast Ltd.(2)	31,080	15,981
Uflex Ltd.	5,946	46,569
UltraTech Cement Ltd.	3,848	299,897
Usha Martin Ltd.(2)	8,471	12,737
Vaibhav Global Ltd.	1,922	8,287
Valiant Organics Ltd.(2)	1,468	12,713
Varroc Engineering Ltd.(2)	4,313	18,946
Vedanta Ltd.	67,601	279,907
Venky's India Ltd.	511	13,357
VRL Logistics Ltd.	3,797	31,342
West Coast Paper Mills Ltd.	2,171	9,375
Wipro Ltd., ADR	6,308	37,722
Zee Entertainment Enterprises Ltd.	78,641	254,152
Zensar Technologies Ltd.	6,717	26,295
		17,926,216
Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	873,600	196,068
AKR Corporindo Tbk PT	202,000	15,487
Aneka Tambang Tbk	511,600	87,732
Astra Agro Lestari Tbk PT	30,600	25,188
Astra International Tbk PT	607,500	305,588
Bank BTPN Syariah Tbk PT	121,000	25,294
Bank Mandiri Persero Tbk PT	628,500	366,683
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	194,300	19,462
Bank Tabungan Negara Persero Tbk PT	241,300	28,100
BFI Finance Indonesia Tbk PT	609,800	47,619
Buana Lintas Lautan Tbk PT(2)	469,900	5,379
Bukit Asam Tbk PT	271,600	84,361
Charoen Pokphand Indonesia Tbk PT	36,600	13,558
Ciputra Development Tbk PT	723,500	48,883
Delta Dunia Makmur Tbk PT(2)	152,800	4,573
Dharma Satya Nusantara Tbk PT	462,700	17,598
Elnusa Tbk PT	114,300	2,407
Erajaya Swasembada Tbk PT	303,100	11,099

Indah Kiat Pulp & Paper Tbk PT	3,600	2,036
Indo Tambangraya Megah Tbk PT	26,800	64,519
Indosat Tbk PT	49,100	17,912
Jaccs Mitra Pinasthika Mustika Tbk PT	190,100	15,640
Jasa Marga Persero Tbk PT(2)	69,500	19,060
Link Net Tbk PT	80,800	25,651
Lippo Karawaci Tbk PT(2)	335,700	2,855
Matahari Department Store Tbk PT	90,100	33,348
Medco Energi Internasional Tbk PT(2)	532,700	21,172
Media Nusantara Citra Tbk PT	482,600	32,041
Metrodata Electronics Tbk PT	136,200	6,432
Mitra Adiperkasa Tbk PT(2)	587,000	36,145
MNC Vision Networks Tbk PT(2)	1,303,500	9,728
Multipolar Tbk PT(2)	415,700	5,378
Pabrik Kertas Tjiwi Kimia Tbk PT	22,300	10,871
Pakuwon Jati Tbk PT(2)	132,300	4,625
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	283,400	27,686
PP Persero Tbk PT(2)	245,100	15,686
Samudera Indonesia Tbk PT	137,500	32,987
Semen Indonesia Persero Tbk PT	90,700	45,343
Smartfren Telecom Tbk PT(2)	1,522,300	8,338
Summarecon Agung Tbk PT(2)	492,400	23,584
Telkom Indonesia Persero Tbk PT, ADR	21,819	640,606
Timah Tbk PT(2)	252,100	32,745
United Tractors Tbk PT	80,800	173,863
XL Axiata Tbk PT	152,800	27,627
		2,640,957
Malaysia — 1.9%
Aeon Co. M Bhd	47,000	15,223
Alliance Bank Malaysia Bhd	62,600	51,415
AMMB Holdings Bhd(2)	93,200	77,296
Ann Joo Resources Bhd	5,900	1,804
Bank Islam Malaysia Bhd	36,800	24,507
Boustead Holdings Bhd(2)	58,200	9,940
Boustead Plantations Bhd	53,700	13,251
Bumi Armada Bhd(2)	227,500	22,896
Bursa Malaysia Bhd	31,100	47,004
Cahya Mata Sarawak Bhd	10,000	2,464
Chin Hin Group Bhd	13,100	10,782
Dagang NeXchange Bhd	214,000	50,067
Eco World Development Group Bhd	70,100	11,827
Evergreen Fibreboard Bhd(2)	31,000	4,382
Formosa Prosonic Industries Bhd	4,800	3,458
Fraser & Neave Holdings Bhd	2,700	11,958
Gamuda Bhd	52,209	42,443
Genting Bhd	44,000	47,709
Genting Plantations Bhd	17,900	31,068
Hartalega Holdings Bhd	57,700	55,313
Hiap Teck Venture Bhd	109,800	8,629
Hibiscus Petroleum Bhd	117,300	36,955
Hong Leong Financial Group Bhd	8,400	38,672
IJM Corp. Bhd	144,400	59,253
Jaya Tiasa Holdings Bhd(2)	66,000	11,378
Kossan Rubber Industries Bhd	48,500	18,264
Lingkaran Trans Kota Holdings Bhd	10,000	10,629

Lotte Chemical Titan Holding Bhd	29,100	13,612
Malayan Banking Bhd	100,603	208,931
Malaysia Building Society Bhd	124,700	17,495
Malaysian Bulk Carriers Bhd(2)	25,900	2,663
MISC Bhd	41,800	68,448
PESTECH International Bhd	17,000	1,859
Petronas Chemicals Group Bhd	87,200	204,182
Petronas Dagangan Bhd	4,800	24,738
Public Bank Bhd	516,300	557,692
RHB Bank Bhd	69,000	95,592
Rubberex Corp. M Bhd(2)	1,400	200
Sapura Energy Bhd(2)	62,700	1,187
Sarawak Oil Palms Bhd	14,900	18,732
Serba Dinamik Holdings Bhd(2)	21,300	482
Sime Darby Bhd	87,900	43,948
Sime Darby Plantation Bhd	67,200	77,067
Sunway Bhd	101,900	40,228
Supermax Corp. Bhd	44,020	10,554
Syarikat Takaful Malaysia Keluarga Bhd	14,000	11,119
Ta Ann Holdings Bhd	19,100	21,705
TASCO Bhd	6,400	1,460
Telekom Malaysia Bhd	29,200	35,753
Top Glove Corp. Bhd	124,800	39,926
TSH Resources Bhd	95,200	27,415
Unisem M Bhd	11,800	7,367
Westports Holdings Bhd	23,600	18,590
Yinson Holdings Bhd	56,000	29,151
		2,298,683
Mexico — 2.6%
Alfa SAB de CV, Series A	152,894	116,532
Alpek SAB de CV	12,590	16,665
America Movil SAB de CV, Class L ADR	21,652	462,054
Banco del Bajio SA	40,567	100,817
Coca-Cola Femsa SAB de CV	16,041	95,836
Controladora Vuela Cia de Aviacion SAB de CV, ADR(2)	5,484	85,441
GCC SAB de CV	6,806	47,879
Genomma Lab Internacional SAB de CV, Class B	52,677	53,158
Gentera SAB de CV	71,595	54,641
Gruma SAB de CV, B Shares	11,448	137,221
Grupo Comercial Chedraui SA de CV	10,890	30,279
Grupo Financiero Banorte SAB de CV, Class O	78,269	505,992
Grupo Financiero Inbursa SAB de CV, Class O(2)	133,263	274,983
Grupo Mexico SAB de CV, Series B	111,885	552,418
Grupo Televisa SAB, ADR	14,447	147,504
Industrias Penoles SAB de CV	9,079	105,541
Megacable Holdings SAB de CV	52,677	152,085
Nemak SAB de CV(2)	201,287	45,513
Qualitas Controladora SAB de CV	12,728	63,638
Regional SAB de CV	15,315	90,790
		3,138,987
Philippines — 0.9%
AC Energy Corp.	25,080	3,417
Alliance Global Group, Inc.	164,500	33,573
Ayala Corp.	8,360	111,092
Bank of the Philippine Islands	65,560	123,627

BDO Unibank, Inc.	68,650	174,646
DMCI Holdings, Inc.	320,300	55,026
First Gen Corp.	7,600	2,783
Globe Telecom, Inc.	910	42,082
GT Capital Holdings, Inc.	6,090	58,315
International Container Terminal Services, Inc.	10,040	41,557
JG Summit Holdings, Inc.	41,160	42,703
LT Group, Inc.	149,000	23,301
Megaworld Corp.	279,000	14,684
Metropolitan Bank & Trust Co.	111,020	116,326
Nickel Asia Corp.	231,400	31,915
PLDT, Inc., ADR(1)	412	15,240
Puregold Price Club, Inc.	43,600	27,440
Robinsons Land Corp.	39,800	14,725
Robinsons Retail Holdings, Inc.	13,540	13,737
Security Bank Corp.	27,030	47,582
Semirara Mining & Power Corp.	55,600	35,104
Universal Robina Corp.	20,200	41,586
		1,070,461
Poland — 0.9%
Alior Bank SA(2)	6,362	49,386
Bank Handlowy w Warszawie SA	871	12,843
Bank Millennium SA(2)	37,237	42,661
Budimex SA	329	17,023
CD Projekt SA	1,441	36,668
Ciech SA	3,482	32,590
Grupa Azoty SA(2)	825	9,757
Grupa Lotos SA(2)	6,233	102,818
Jastrzebska Spolka Weglowa SA(2)	5,363	83,464
KGHM Polska Miedz SA	5,420	184,615
KRUK SA	639	40,926
LPP SA	41	98,540
Mercator Medical SA(2)	104	1,488
Orange Polska SA(2)	39,632	58,295
Polski Koncern Naftowy ORLEN SA	11,468	197,939
Polskie Gornictwo Naftowe i Gazownictwo SA	53,410	74,868
		1,043,881
Russia(4)†
Globaltrans Investment PLC, GDR	15,648	1,377
LUKOIL PJSC, ADR	7,931	571
Novolipetsk Steel PJSC, GDR	7,086	227
VTB Bank PJSC	152,598,000	542
		2,717
South Africa — 4.3%
Absa Group Ltd.	36,799	432,301
AECI Ltd.	6,704	44,210
African Rainbow Minerals Ltd.	7,583	125,921
Anglo American Platinum Ltd.	1,450	158,690
AngloGold Ashanti Ltd., ADR	16,626	285,635
ArcelorMittal South Africa Ltd.(2)	24,740	11,989
Aspen Pharmacare Holdings Ltd.	5,500	56,732
Astral Foods Ltd.	2,792	34,147
Aveng Ltd.(2)	10,936	10,091
Barloworld Ltd.	11,865	74,796
Gold Fields Ltd., ADR	32,077	299,599

Grindrod Shipping Holdings Ltd.(1)	1,300	33,966
Harmony Gold Mining Co. Ltd., ADR	5,925	19,967
Impala Platinum Holdings Ltd.	36,957	503,867
KAP Industrial Holdings Ltd.	188,890	56,686
Kumba Iron Ore Ltd.	1,410	53,097
Merafe Resources Ltd.	181,818	18,925
Momentum Metropolitan Holdings	59,183	59,988
Motus Holdings Ltd.	14,341	105,081
MTN Group Ltd.	55,454	597,742
Murray & Roberts Holdings Ltd.(2)	3,392	2,386
Nedbank Group Ltd.	3,551	53,828
Ninety One Ltd.	1,885	5,178
Old Mutual Ltd.	311,653	254,513
Omnia Holdings Ltd.	14,851	79,318
PPC Ltd.(2)	20,206	4,838
Reinet Investments SCA	5,024	101,613
Remgro Ltd.	3,298	31,725
Royal Bafokeng Platinum Ltd.	13,039	133,165
Sappi Ltd.(2)	55,776	203,171
Sasol Ltd., ADR(1)(2)	20,960	545,170
Shoprite Holdings Ltd.	2,748	37,828
Sibanye Stillwater Ltd., ADR	36,205	470,303
Standard Bank Group Ltd.	1,243	14,202
Telkom SA SOC Ltd.(2)	30,620	90,968
Thungela Resources Ltd.	9,950	158,983
		5,170,619
South Korea — 14.6%
Advanced Process Systems Corp.	564	10,060
Ananti, Inc.(2)	4,469	28,798
Asiana Airlines, Inc.(2)	3,228	48,944
BGF retail Co. Ltd.	557	82,295
Binggrae Co. Ltd.	448	18,947
Bioneer Corp.(2)	59	1,472
BNK Financial Group, Inc.	21,836	139,187
Boditech Med, Inc.	749	8,464
CJ CheilJedang Corp.	575	182,163
CJ Corp.	1,350	92,825
CJ ENM Co. Ltd.	581	55,620
CJ Logistics Corp.(2)	381	39,772
Cosmax, Inc.	357	20,116
Coway Co. Ltd.	3,509	201,907
Cuckoo Homesys Co. Ltd.	777	20,135
Daeduck Electronics Co. Ltd.	2,213	59,560
Daewoo Engineering & Construction Co. Ltd.(2)	17,714	93,323
Daishin Securities Co. Ltd.	3,023	39,922
Daol Investment & Securities Co. Ltd.	6,177	25,046
Daou Data Corp.	2,131	22,677
Daou Technology, Inc.	2,282	37,758
DB Financial Investment Co. Ltd.	1,187	5,632
DB HiTek Co. Ltd.	2,943	162,450
DB Insurance Co. Ltd.	5,552	290,366
Dentium Co. Ltd.	245	15,194
DGB Financial Group, Inc.	15,310	107,546
DL Holdings Co. Ltd.	1,522	86,045
Dongjin Semichem Co. Ltd.	1,836	62,633

Dongkuk Steel Mill Co. Ltd.	4,374	62,484
Dongwon F&B Co. Ltd.	47	6,239
Dongwon Industries Co. Ltd.	77	14,758
Doosan Tesna, Inc.	942	31,526
Dreamtech Co. Ltd.	1,784	15,036
E-MART, Inc.	1,160	108,281
Eugene Investment & Securities Co. Ltd.	4,137	11,018
Fila Holdings Corp.	4,451	113,782
GOLFZON Co. Ltd.	111	15,049
GS Engineering & Construction Corp.	6,214	199,101
GS Holdings Corp.	3,527	128,925
GS Retail Co. Ltd.	3,511	76,182
Halla Holdings Corp.	774	25,890
Hana Financial Group, Inc.	19,782	791,147
Handsome Co. Ltd.	1,100	34,064
Hankook Tire & Technology Co. Ltd.	3,080	88,362
Hansae Co. Ltd.	752	13,258
Hanwha Aerospace Co. Ltd.	3,180	138,201
Hanwha Corp., Preference Shares	1,870	23,308
Hanwha Corp.	3,666	85,254
Hanwha Investment & Securities Co. Ltd.	6,437	21,327
Hanwha Life Insurance Co. Ltd.(2)	17,681	37,474
Harim Holdings Co. Ltd.	5,206	43,597
HD Hyundai Co. Ltd.	4,535	228,377
HDC Holdings Co. Ltd.	1,104	6,436
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,113	23,595
Hite Jinro Co. Ltd.	1,082	31,085
HJ Shipbuilding & Construction Co. Ltd.(2)	1,200	7,235
HMM Co. Ltd.	21,064	550,669
Humax Co. Ltd.(2)	1,427	5,023
Hyosung Chemical Corp.(2)	138	25,920
Hyosung Heavy Industries Corp.(2)	208	10,438
Hyosung TNC Corp.	256	88,232
Hyundai Doosan Infracore Co. Ltd.(2)	5,780	29,775
Hyundai Electric & Energy System Co. Ltd.(2)	1,906	34,691
Hyundai Elevator Co. Ltd.	1,174	32,576
Hyundai Engineering & Construction Co. Ltd.	3,191	111,224
Hyundai Glovis Co. Ltd.	1,200	204,760
Hyundai Home Shopping Network Corp.	151	7,181
Hyundai Marine & Fire Insurance Co. Ltd.	7,241	183,539
Hyundai Motor Co.	5,925	902,851
Hyundai Steel Co.	5,465	181,344
Hyundai Wia Corp.	780	41,637
ICD Co. Ltd.	881	7,275
Ilyang Pharmaceutical Co. Ltd.	601	13,050
iMarketKorea, Inc.	1,069	9,533
Industrial Bank of Korea	17,231	156,690
Innocean Worldwide, Inc.	188	7,647
IS Dongseo Co. Ltd.	1,692	67,574
JB Financial Group Co. Ltd.	9,972	72,098
Jusung Engineering Co. Ltd.	2,401	40,751
KB Financial Group, Inc., ADR(1)	20,989	1,027,202
KCC Glass Corp.	1,027	47,911
KEPCO Plant Service & Engineering Co. Ltd.	848	25,641
Kginicis Co. Ltd.	734	9,353

KH Vatec Co. Ltd.	1,317	23,947
Kia Corp.	14,473	998,435
KISCO Corp.	2,176	15,191
KIWOOM Securities Co. Ltd.	1,033	79,437
Kolon Industries, Inc.	1,006	55,399
Korea Aerospace Industries Ltd.	5,535	234,317
Korea Electric Terminal Co. Ltd.	348	17,213
Korea Investment Holdings Co. Ltd.	3,644	210,043
Korea Line Corp.(2)	12,529	30,883
Korea Petrochemical Ind Co. Ltd.	320	40,140
Korean Air Lines Co. Ltd.(2)	12,521	293,722
Kumho Petrochemical Co. Ltd.	1,642	211,618
LF Corp.	2,086	32,846
LG Display Co. Ltd., ADR	28,931	202,228
LG Electronics, Inc.	6,365	536,862
LG Innotek Co. Ltd.	1,092	337,458
LG Uplus Corp.	14,269	159,523
Lotte Chilsung Beverage Co. Ltd.	354	55,720
Lotte Confectionery Co. Ltd.	174	15,919
Lotte Rental Co. Ltd.	2,096	63,299
Lotte Shopping Co. Ltd.	775	63,385
LS Electric Co. Ltd.	779	32,112
Lutronic Corp.	1,374	26,974
LX Hausys Ltd.	663	26,813
LX Semicon Co. Ltd.	767	78,260
Maeil Dairies Co. Ltd.	404	21,545
Mando Corp.	1,729	76,232
Mcnex Co. Ltd.	1,178	36,787
MegaStudyEdu Co. Ltd.	881	65,662
Meritz Financial Group, Inc.	3,220	84,902
Meritz Fire & Marine Insurance Co. Ltd.	3,987	124,302
Meritz Securities Co. Ltd.	23,671	115,993
Mirae Asset Life Insurance Co. Ltd.	707	2,155
Mirae Asset Securities Co. Ltd.	17,749	116,508
Nexen Tire Corp.	2,735	13,820
NH Investment & Securities Co. Ltd.	10,825	94,209
NICE Holdings Co. Ltd.	1,180	14,685
Pan Ocean Co. Ltd.	20,766	127,042
Partron Co. Ltd.	2,693	24,256
POSCO Holdings, Inc., ADR	352	20,247
S-Oil Corp.	1,678	154,867
Samsung Electro-Mechanics Co. Ltd.	1,268	157,554
Samsung Engineering Co. Ltd.(2)	13,621	269,297
Samsung Fire & Marine Insurance Co. Ltd.	2,435	390,083
Samsung Heavy Industries Co. Ltd.(2)	45,291	216,440
Samsung Life Insurance Co. Ltd.	2,264	124,261
Samsung Securities Co. Ltd.	4,903	156,504
Samyang Foods Co. Ltd.	173	12,898
Samyang Holdings Corp.	187	12,273
Sangsangin Co. Ltd.	4,231	37,464
SD Biosensor, Inc.	2,389	96,276
SeAH Steel Holdings Corp.	50	6,544
Seegene, Inc.	1,665	59,716
Shinhan Financial Group Co. Ltd., ADR	24,888	860,378
Shinsegae International, Inc.	1,263	35,235

Shinsegae, Inc.	732	149,467
SIMMTECH Co. Ltd.	1,741	71,468
SK Chemicals Co. Ltd.	1,160	120,431
SK Hynix, Inc.	4,571	396,183
SK Networks Co. Ltd.	15,231	57,758
SK Telecom Co. Ltd., ADR	3,406	87,091
SK, Inc.	711	141,864
SL Corp.	1,055	26,509
Soulbrain Co. Ltd.	80	17,631
SPC Samlip Co. Ltd.	291	17,896
TES Co. Ltd.	1,004	20,999
Tongyang Life Insurance Co. Ltd.	3,404	16,109
Unid Co. Ltd.	317	32,534
Value Added Technology Co. Ltd.	652	19,889
WONIK IPS Co. Ltd.	1,028	32,217
Woori Financial Group, Inc.	45,233	544,794
Woori Technology Investment Co. Ltd.(2)	6,976	38,993
Youngone Corp.	883	32,946
Youngone Holdings Co. Ltd.	734	34,034
Yuanta Securities Korea Co. Ltd.	5,679	14,759
Zinus, Inc.	373	17,922
		17,495,806
Taiwan — 18.9%
AcBel Polytech, Inc.	15,000	14,974
Acer, Inc.	132,000	131,474
Acter Group Corp. Ltd.	7,000	48,832
Advanced International Multitech Co. Ltd.	5,000	15,809
Advanced Power Electronics Corp.	4,000	17,691
Alexander Marine Co. Ltd.(1)	4,000	31,874
Allied Circuit Co. Ltd.	2,000	11,416
Alltek Technology Corp.	10,000	13,308
Alltop Technology Co. Ltd.(2)	3,000	17,707
Anji Technology Co. Ltd.	3,000	5,395
Apex International Co. Ltd.	13,000	40,644
Arcadyan Technology Corp.	4,000	16,822
Ardentec Corp.	36,000	59,570
ASE Technology Holding Co. Ltd., ADR	51,956	371,485
Asia Cement Corp.	100,000	152,474
Asia Polymer Corp.	31,000	31,358
Asia Vital Components Co. Ltd.	19,000	73,322
ASolid Technology Co. Ltd.	2,000	8,362
ASROCK, Inc.	1,000	5,249
AU Optronics Corp.	533,000	327,336
AURAS Technology Co. Ltd.	5,000	31,667
Avermedia Technologies	2,000	1,777
Bafang Yunji International Co. Ltd.	6,000	28,461
BenQ Materials Corp.	13,000	15,971
Bioteque Corp.	5,000	18,416
Brighton-Best International Taiwan, Inc.	35,000	42,046
Capital Securities Corp.	138,000	70,232
Career Technology MFG. Co. Ltd.	9,000	6,915
Catcher Technology Co. Ltd.	52,000	292,681
Cathay Financial Holding Co. Ltd.(1)	416,000	793,482
Central Reinsurance Co. Ltd.	19,000	18,790
Charoen Pokphand Enterprise	9,000	25,326

Cheng Loong Corp.	69,000	71,168
Cheng Mei Materials Technology Corp.(2)	67,000	26,871
Cheng Shin Rubber Industry Co. Ltd.	134,000	163,543
Chia Chang Co. Ltd.	7,000	10,319
Chicony Electronics Co. Ltd.	28,000	82,907
Chicony Power Technology Co. Ltd.	7,000	17,050
China Airlines Ltd.(1)(2)	241,000	223,859
China Bills Finance Corp.	27,000	15,602
China Container Terminal Corp.	12,000	14,824
China Development Financial Holding Corp., Preference Shares(2)	59,976	17,964
China Development Financial Holding Corp.(1)	903,728	501,104
China Metal Products	24,000	26,595
China Motor Corp.	9,000	19,283
China Steel Corp.	69,000	82,020
Chinese Maritime Transport Ltd.	9,000	16,641
Chipbond Technology Corp.	39,000	92,935
ChipMOS Technologies, Inc.	40,000	66,666
Chlitina Holding Ltd.	3,000	20,556
Chung-Hsin Electric & Machinery Manufacturing Corp.	50,000	88,361
CMC Magnetics Corp.(2)	34,000	10,505
Compal Electronics, Inc.(1)	398,000	314,370
Compeq Manufacturing Co. Ltd.	65,000	105,314
Concord Securities Co. Ltd.	46,000	20,746
Continental Holdings Corp.	32,000	32,650
Contrel Technology Co. Ltd.	7,000	4,492
CTBC Financial Holding Co. Ltd.	706,000	655,613
CTCI Corp.	65,000	104,360
CX Technology Co. Ltd.	2,000	2,612
DA CIN Construction Co. Ltd.	30,000	32,392
Darfon Electronics Corp.	14,000	20,982
Daxin Materials Corp.	3,000	9,780
Dimerco Express Corp.	9,000	33,372
Dynamic Electronics Co. Ltd.	22,000	18,943
Dynapack International Technology Corp.	8,000	21,904
Edom Technology Co. Ltd.	12,000	14,413
Elan Microelectronics Corp.	13,000	66,230
Elite Advanced Laser Corp.	9,000	13,942
Elite Material Co. Ltd.	16,000	127,336
Elite Semiconductor Microelectronics Technology, Inc.	18,000	75,861
Eva Airways Corp.(1)(2)	126,000	147,229
Evergreen Marine Corp. Taiwan Ltd.(2)	156,000	747,179
Everlight Electronics Co. Ltd.	29,000	44,491
Excelliance Mos Corp.	2,000	12,743
Excelsior Medical Co. Ltd.	10,000	23,277
Far Eastern International Bank	153,000	60,913
Far Eastern New Century Corp.	130,000	136,205
Far EasTone Telecommunications Co. Ltd.	120,000	328,517
Farglory Land Development Co. Ltd.	19,000	42,831
First Steamship Co. Ltd.(2)	67,000	24,845
Fitipower Integrated Technology, Inc.	4,000	25,079
Fittech Co. Ltd.	4,000	22,088
FLEXium Interconnect, Inc.(2)	13,000	45,190
FocalTech Systems Co. Ltd.	6,000	23,525
Formosa International Hotels Corp.	3,000	17,634
Formosa Plastics Corp.	73,000	263,254

Formosan Union Chemical	43,000	37,931
Foxconn Technology Co. Ltd.(1)	42,000	78,541
Foxsemicon Integrated Technology, Inc.	4,000	30,444
Franbo Lines Corp.(2)	19,000	18,018
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,000	3,685
Fubon Financial Holding Co. Ltd.	387,000	848,602
Full Wang International Development Co. Ltd.	5,000	2,655
Gamania Digital Entertainment Co. Ltd.	14,000	32,693
GEM Services, Inc.	1,000	2,880
General Interface Solution Holding Ltd.	22,000	68,536
Generalplus Technology, Inc.	4,000	10,892
Global Brands Manufacture Ltd.	19,760	20,975
Global Lighting Technologies, Inc.	3,000	6,247
Global PMX Co. Ltd.	1,000	5,266
Gold Circuit Electronics Ltd.	9,000	25,022
Goldsun Building Materials Co. Ltd.	84,000	78,278
Gourmet Master Co. Ltd.	4,000	13,084
Grand Fortune Securities Co. Ltd.	18,000	10,375
Grand Pacific Petrochemical	76,000	63,807
Great Tree Pharmacy Co. Ltd.	1,000	10,173
Greatek Electronics, Inc.	19,000	46,856
Group Up Industrial Co. Ltd.	4,000	14,215
Hai Kwang Enterprise Corp.	4,000	3,587
Hannstar Board Corp.	21,000	26,346
HannStar Display Corp.	85,000	36,346
HannsTouch Solution, Inc.	44,000	17,562
Ho Tung Chemical Corp.	88,000	30,013
Hocheng Corp.	24,000	10,574
Holy Stone Enterprise Co. Ltd.	6,000	23,115
Hon Hai Precision Industry Co. Ltd.	161,000	624,248
Horizon Securities Co. Ltd.	7,000	3,685
Hotai Finance Co. Ltd.	10,000	35,281
Hotel Holiday Garden(2)	11,000	10,385
Hung Ching Development & Construction Co. Ltd.	4,000	3,687
Hycon Technology Corp.	3,000	11,117
Innolux Corp.(2)	797,000	380,067
Integrated Service Technology, Inc.(2)	4,000	7,085
International CSRC Investment Holdings Co.	82,000	60,023
International Games System Co. Ltd.	3,000	77,362
Inventec Corp.	102,000	90,181
ITE Technology, Inc.	5,000	17,222
Jiin Yeeh Ding Enterprise Co. Ltd.(2)	5,000	5,627
Kaori Heat Treatment Co. Ltd.	7,000	15,266
Kenda Rubber Industrial Co. Ltd.	13,000	13,862
Kenmec Mechanical Engineering Co. Ltd.(2)	19,000	17,213
Kerry TJ Logistics Co. Ltd.	18,000	26,520
Kindom Development Co. Ltd.	24,000	28,600
King Yuan Electronics Co. Ltd.	77,000	120,976
King's Town Bank Co. Ltd.	64,000	78,968
Kinik Co.	12,000	63,985
Kinsus Interconnect Technology Corp.(1)	10,000	59,397
KNH Enterprise Co. Ltd.	2,000	1,435
L&K Engineering Co. Ltd.	14,000	15,162
Largan Precision Co. Ltd.	1,000	57,230
Leadtek Research, Inc.(2)	3,000	4,795

Lingsen Precision Industries Ltd.(2)	28,000	20,560
Longchen Paper & Packaging Co. Ltd.	51,000	31,971
Macronix International Co. Ltd.	179,000	241,662
Marketech International Corp.	3,000	13,458
Materials Analysis Technology, Inc.	4,000	16,892
Megaforce Co. Ltd.	3,000	2,265
Micro-Star International Co. Ltd.	14,000	64,549
MIN AIK Technology Co. Ltd.(2)	1,000	733
Mirle Automation Corp.	15,000	21,004
MPI Corp.	3,000	10,830
Namchow Holdings Co. Ltd.	4,000	6,528
Nan Liu Enterprise Co. Ltd.	1,000	2,849
Nan Ya Plastics Corp.	269,000	786,848
Nan Ya Printed Circuit Board Corp.(1)	6,000	80,401
Nantex Industry Co. Ltd.	25,000	44,122
Nanya Technology Corp.	81,000	184,858
Netronix, Inc.	3,000	5,086
Nien Made Enterprise Co. Ltd.	4,000	43,249
Novatek Microelectronics Corp.	45,000	623,352
Nyquest Technology Co. Ltd.	2,000	8,684
O-Bank Co. Ltd.	103,000	31,168
OptoTech Corp.	34,000	58,382
Orient Semiconductor Electronics Ltd.(2)	36,000	26,211
Oriental Union Chemical Corp.(2)	36,000	24,306
Pacific Hospital Supply Co. Ltd.	1,000	2,428
Pegatron Corp.	134,000	319,788
Pegavision Corp.	1,000	15,092
PharmaEngine, Inc.	9,000	22,767
Pou Chen Corp.	64,000	68,686
Powertech Technology, Inc.	52,000	174,558
Poya International Co. Ltd.	3,000	29,605
President Chain Store Corp.(2)	7,000	66,249
President Securities Corp.	62,000	39,959
Prince Housing & Development Corp.	83,000	35,065
Prosperity Dielectrics Co. Ltd.	4,000	6,839
Radiant Opto-Electronics Corp.	18,000	64,505
Realtek Semiconductor Corp.(2)	41,000	622,282
Rexon Industrial Corp. Ltd.	4,000	5,452
Roo Hsing Co. Ltd.(2)	30,000	5,180
Scientech Corp.	4,000	12,245
Sea & Land Integrated Corp.	8,000	12,460
Sensortek Technology Corp.	1,000	11,659
Sesoda Corp.	22,000	41,616
Shih Her Technologies, Inc.	2,000	4,510
Shih Wei Navigation Co. Ltd.(2)	18,000	27,369
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	10,082
Shin Kong Financial Holding Co. Ltd.	442,000	140,408
Shin Zu Shing Co. Ltd.(2)	10,000	29,597
Sigurd Microelectronics Corp.	30,000	61,229
Simplo Technology Co. Ltd.	16,000	165,158
Sincere Navigation Corp.	25,000	23,026
Sino-American Silicon Products, Inc.	40,000	236,845
Sinon Corp.	37,000	42,176
SinoPac Financial Holdings Co. Ltd.	818,000	508,985
Sinopower Semiconductor, Inc.	1,000	5,335

Sinyi Realty, Inc.	22,000	26,554
Sitronix Technology Corp.	8,000	70,490
Soft-World International Corp.	4,000	11,164
Softstar Entertainment, Inc.	4,000	12,122
Solteam, Inc.	7,000	15,181
Sonix Technology Co. Ltd.	12,000	31,724
Symtek Automation Asia Co. Ltd.	7,000	27,023
T3EX Global Holdings Corp.	11,000	49,984
TA Chen Stainless Pipe	108,000	160,261
TA-I Technology Co. Ltd.	4,000	7,614
Tai Tung Communication Co. Ltd.(2)	5,000	2,792
Taichung Commercial Bank Co. Ltd.	256,866	123,026
TaiDoc Technology Corp.	3,000	23,008
Taimide Tech, Inc.	6,000	11,529
Taishin Financial Holding Co. Ltd.	792,000	487,018
Taita Chemical Co. Ltd.	10,000	10,119
Taiwan Business Bank	363,000	152,978
Taiwan Cogeneration Corp.	13,000	17,230
Taiwan Glass Industry Corp.	47,000	36,652
Taiwan High Speed Rail Corp.	107,000	101,809
Taiwan Hon Chuan Enterprise Co. Ltd.	30,000	76,959
Taiwan Mobile Co. Ltd.	40,000	148,637
Taiwan Navigation Co. Ltd.	23,000	29,219
Taiwan Paiho Ltd.	6,000	13,992
Taiwan PCB Techvest Co. Ltd.	23,000	42,207
Taiwan Surface Mounting Technology Corp.	16,000	61,170
Tex-Ray Industrial Co. Ltd.	4,000	1,904
Thye Ming Industrial Co. Ltd.	16,000	24,739
Ton Yi Industrial Corp.	77,000	42,936
Tong Yang Industry Co. Ltd.	41,000	56,278
Topco Scientific Co. Ltd.	13,000	74,627
Topkey Corp.	1,000	4,432
TPK Holding Co. Ltd.	13,000	15,222
Tripod Technology Corp.	29,000	115,751
Tsann Kuen Enterprise Co. Ltd.	19,000	22,931
TSRC Corp.	43,000	44,037
TTY Biopharm Co. Ltd.	9,000	21,339
Tung Ho Steel Enterprise Corp.	47,340	103,157
TXC Corp.	14,000	46,392
TZE Shin International Co. Ltd.(2)	13,000	9,926
U-Ming Marine Transport Corp.	33,000	66,475
UDE Corp.	2,000	3,067
Unimicron Technology Corp.	105,000	770,660
Union Bank of Taiwan(2)	154,000	78,512
Unitech Computer Co. Ltd.	5,000	5,928
United Integrated Services Co. Ltd.	8,000	49,526
United Microelectronics Corp.	253,000	445,814
Universal, Inc.	2,000	2,198
Unizyx Holding Corp.(2)	24,000	22,640
USI Corp.	33,000	28,823
Utechzone Co. Ltd.	3,000	8,651
Vanguard International Semiconductor Corp.	43,000	157,724
Walsin Technology Corp.	11,000	43,499
Wan Hai Lines Ltd.	19,000	101,699
Wei Chuan Foods Corp.	14,000	10,057

Weikeng Industrial Co. Ltd.	16,000	17,038
Wha Yu Industrial Co. Ltd.	9,000	5,510
Wholetech System Hitech Ltd.	5,000	8,211
Winbond Electronics Corp.	261,000	260,552
Wisdom Marine Lines Co. Ltd.	41,000	136,571
Wistron Corp.	301,000	293,350
Wistron NeWeb Corp.	18,000	39,976
Wowprime Corp.	5,000	19,917
WT Microelectronics Co. Ltd.	32,000	82,301
XinTec, Inc.	8,000	40,322
Yageo Corp.	1,201	16,612
Yang Ming Marine Transport Corp.(2)	136,000	577,559
Yeong Guan Energy Technology Group Co. Ltd.	9,000	16,615
YFY, Inc.	86,000	84,876
Youngtek Electronics Corp.	9,000	23,350
Yuanta Financial Holding Co. Ltd.	60,000	50,083
Yulon Finance Corp.	13,000	96,958
Yulon Motor Co. Ltd.	46,000	70,112
Zhen Ding Technology Holding Ltd.	29,000	119,901
Zinwell Corp.(2)	9,000	5,207
Zippy Technology Corp.	8,000	11,875
ZongTai Real Estate Development Co. Ltd.	11,000	13,663
		22,637,136
Thailand — 2.5%
AAPICO Hitech PCL, NVDR	13,500	9,467
Advanced Info Service PCL, NVDR	36,400	230,582
Advanced Information Technology PCL, NVDR	51,800	10,498
AEON Thana Sinsap Thailand PCL, NVDR	5,600	31,222
Amanah Leasing PCL, NVDR	5,100	751
AP Thailand PCL, NVDR	188,100	61,551
Asia Plus Group Holdings PCL, NVDR	116,900	11,131
Bangchak Corp. PCL, NVDR	76,800	73,718
Bangkok Chain Hospital PCL, NVDR	55,100	32,710
Banpu PCL, NVDR	329,500	119,287
BEC World PCL, NVDR	77,600	35,172
Better World Green PCL, NVDR(2)	329,000	9,229
BG Container Glass PCL, NVDR	11,000	3,436
Bumrungrad Hospital PCL, NVDR	17,500	89,236
CH Karnchang PCL, NVDR	58,800	35,848
Chularat Hospital PCL, NVDR	204,400	22,210
Dynasty Ceramic PCL, NVDR	165,700	13,845
Ekachai Medical Care PCL, NVDR	7,784	1,841
Electricity Generating PCL, NVDR	7,600	39,936
G J Steel PCL, NVDR(2)	1,222,000	16,414
GFPT PCL, NVDR	6,600	3,218
Ichitan Group PCL, NVDR	2,000	557
Indorama Ventures PCL, NVDR	62,200	89,240
Interlink Communication PCL, NVDR	5,600	1,429
IRPC PCL, NVDR	303,400	30,581
Italian-Thai Development PCL, NVDR(2)	317,400	18,334
Jasmine International PCL, NVDR(2)	276,500	28,257
JWD Infologistics PCL, NVDR	21,200	9,854
Karmarts PCL, NVDR	59,300	8,587
KGI Securities Thailand PCL, NVDR	122,500	18,968
Kiatnakin Phatra Bank PCL, NVDR	12,400	26,078

Krung Thai Bank PCL, NVDR	95,400	42,066
Krungthai Card PCL, NVDR	17,900	31,991
Land & Houses PCL, NVDR	268,800	70,292
Lanna Resources PCL, NVDR	7,000	4,011
MCS Steel PCL, NVDR	39,800	14,651
Mega Lifesciences PCL, NVDR	17,900	27,211
MFEC PCL, NVDR	23,300	6,735
Minor International PCL, NVDR(2)	30,200	30,850
Mono Next PCL, NVDR(2)	57,900	3,616
Muangthai Capital PCL, NVDR	22,700	32,606
Noble Development PCL, NVDR	17,300	2,580
Origin Property PCL, NVDR	51,300	16,310
Plan B Media PCL, NVDR(2)	163,188	37,186
Polyplex Thailand PCL, NVDR	6,200	4,454
Precious Shipping PCL, NVDR	68,100	39,371
Premier Marketing PCL, NVDR	5,500	1,476
Prima Marine PCL, NVDR	21,200	3,807
Pruksa Holding PCL, NVDR	79,300	31,244
PTG Energy PCL, NVDR	48,600	20,703
PTT Exploration & Production PCL, NVDR	42,200	207,769
PTT Global Chemical PCL, NVDR	70,900	99,749
PTT Oil & Retail Business PCL, NVDR	105,800	85,571
PTT PCL, NVDR	262,000	291,752
Quality Houses PCL, NVDR	598,000	38,770
Ratchthani Leasing PCL, NVDR	43,600	5,798
Regional Container Lines PCL, NVDR	26,000	35,097
Sansiri PCL, NVDR	996,700	33,173
Sappe PCL, NVDR	6,900	7,150
SC Asset Corp. PCL, NVDR	242,200	24,335
SCB X PCL, NVDR(2)	24,000	79,252
Sermsang Power Corp. Co. Ltd., NVDR	73,990	21,347
Siamgas & Petrochemicals PCL, NVDR	23,100	7,892
Sino-Thai Engineering & Construction PCL, NVDR	86,000	32,848
SNC Former PCL, NVDR	13,300	7,380
Somboon Advance Technology PCL, NVDR	18,100	10,245
SPCG PCL, NVDR	24,000	11,982
Sri Trang Agro-Industry PCL, NVDR	53,100	38,236
Srisawad Corp. PCL, NVDR	16,500	26,716
Srivichai Vejvivat PCL, NVDR	4,600	1,451
Super Energy Corp. PCL, NVDR	998,100	24,762
SVI PCL, NVDR	13,500	3,038
Synnex Thailand PCL, NVDR	12,200	7,883
Taokaenoi Food & Marketing PCL, NVDR	4,500	1,018
Thai Oil PCL, NVDR	51,400	86,304
Thai Vegetable Oil PCL, NVDR	37,400	35,499
Thaicom PCL, NVDR	34,200	9,299
Thonburi Healthcare Group PCL, NVDR	37,300	81,680
Thoresen Thai Agencies PCL, NVDR	82,900	24,419
Tisco Financial Group PCL, NVDR	7,100	19,023
TPI Polene PCL, NVDR	364,400	17,128
TPI Polene Power PCL, NVDR	62,300	6,771
True Corp. PCL, NVDR	594,600	76,332
U City PLC, NVDR(2)	264,900	11,053
		2,975,069

Turkey — 0.5%
Akbank T.A.S.	127,004	64,451
Aksa Akrilik Kimya Sanayii AS	7,382	26,228
Bera Holding AS(2)	14,353	8,811
Dogus Otomotiv Servis ve Ticaret AS	1,298	5,496
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(2)	394	275
GSD Holding AS(2)	24,735	6,529
Haci Omer Sabanci Holding AS	46,530	60,311
Is Finansal Kiralama AS(2)	2,073	492
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(2)	10,170	6,990
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(2)	11,687	8,124
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	44,046	39,553
KOC Holding AS	22,745	55,687
Koza Anadolu Metal Madencilik Isletmeleri AS(2)	4,872	8,920
Tekfen Holding AS	10,278	12,329
Tofas Turk Otomobil Fabrikasi AS	538	2,486
Turk Hava Yollari AO(2)	25,752	78,340
Turkcell Iletisim Hizmetleri AS, ADR	10,606	31,818
Turkiye Halk Bankasi AS(2)	3,222	1,138
Turkiye Is Bankasi AS, C Shares	52,380	34,513
Turkiye Petrol Rafinerileri AS(2)	4,331	70,265
Turkiye Sinai Kalkinma Bankasi AS(2)	85,774	11,591
Turkiye Vakiflar Bankasi TAO, D Shares(2)	50,469	13,140
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	12,930	10,291
Vestel Elektronik Sanayi ve Ticaret AS	4,197	6,897
Yapi ve Kredi Bankasi AS	117,933	33,159
Yesil Yapi Endustrisi AS(2)	17,827	1,086
		598,920
TOTAL COMMON STOCKS (Cost $126,175,655)		119,481,643
RIGHTS†
Malaysia†
Yinson Holdings Bhd(2) (Cost $—)	22,400	5,372
WARRANTS†
Malaysia†
Eco World Development Group Bhd(2)	14,020	368
PESTECH International Bhd(2)	1,700	84
TOTAL WARRANTS (Cost $—)		452
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $2,345,571)	2,345,571	2,345,571
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $128,521,226)		121,833,038
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,805,874)
TOTAL NET ASSETS — 100.0%		$120,027,164

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.2%
Materials	17.5%
Information Technology	13.3%
Industrials	11.7%
Consumer Discretionary	10.1%
Energy	6.4%
Communication Services	5.9%
Consumer Staples	4.1%
Health Care	3.6%
Real Estate	2.9%
Utilities	1.8%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,054,622. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,371,845, which includes securities collateral of $3,026,274.
(4)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	5,429,318	2,976,986	—
Chile	88,610	641,506	—
China	4,172,602	28,532,479	—
India	958,283	16,967,933	—
Indonesia	640,606	2,000,351	—
Mexico	694,999	2,443,988	—
Philippines	15,240	1,055,221	—
South Africa	1,620,674	3,549,945	—
South Korea	2,197,146	15,298,660	—
Taiwan	371,485	22,265,651	—
Turkey	31,818	567,102	—
Other Countries	—	6,961,040	—
Rights	—	5,372	—
Warrants	—	452	—
Short-Term Investments	2,345,571	—	—
	18,566,352	103,266,686	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.